Debt (Details) - Schedule of Debt (Parentheticals)	Mar. 31, 2024	Sep. 30, 2023
Promissory notes – related parties [Member] | Related Party [Member]
Schedule of Debt [Line Items]
Percentage of promissory notes	7.00%	7.00%